Class K [Member] Investment Objectives and Goals - Class K - BlackRock Systematic Multi-Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Systematic Multi-Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Systematic Multi-Strategy Fund (the “Fund”), a series of BlackRock Funds IV (the “Trust”), is to seek total return comprised of current income and capital appreciation.